DISPOSAL OF ASSETS - Narrative (Details) - 1 months ended Jun. 30, 2022 R$ in Millions, $ in Millions	BRL (R$) MW	USD ($) MW
Disclosure of detailed information about investment property [line items]
Proceeds		$ 90
36 MW Brazil Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Ownership interest	100.00%	100.00%
Hydro power capacity | MW	36	36
Proceeds		$ 23
Proportion of economic interest	23.00%	23.00%
Accumulated revaluation surplus post-tax		$ 27
36 MW Brazil Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds	R$ 461	$ 90